CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net profit	€ 3,632	€ 3,510	€ 1,814
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on remeasurement of defined benefit plans	317	(72)	616
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	0	2	(5)
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(4)	14	15
Related tax impact	(76)	(18)	(265)
Items relating to discontinued operations, net of tax	2	5	(28)
Total items that will not be reclassified to the Consolidated Income Statement in subsequent periods (B1)	239	(69)	333
Items that may be reclassified to the Consolidated Income Statements in subsequent periods:
Gains/(losses) on cash flow hedging instruments	(9)	129	(240)
Exchange (losses)/gains on translating foreign operations	126	(1,982)	509
Share of Other comprehensive (loss) for equity method investees	(103)	(121)	(122)
Related tax impact	(6)	(12)	69
Items relating to discontinued operations, net of tax	(91)	60	(60)
Total items that may be reclassified to the Consolidated Income Statement in subsequent periods (B2)	(83)	(1,926)	156
Total Other comprehensive income/(loss), net of tax (B1)(B2)(B)	156	(1,995)	489
Total Comprehensive income (A)(B)	3,788	1,515	2,303
Total Comprehensive income attributable to:
Owners of the parent	3,763	1,491	2,288
Non-controlling interests	25	24	15
Total Comprehensive income (A)(B)	3,788	1,515	2,303
Total Comprehensive income attributable to owners of the parent:
Continuing operations	3,558	1,212	2,281
Discontinued operations	205	279	7
Owners of the parent	€ 3,763	€ 1,491	€ 2,288